Composition of Preferred Stock (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Class of Stock [Line Items]
Aggregate amount		¥ 914,752	¥ 914,752	¥ 951,442
Number of shares Authorized		4,214,752,000	4,251,442,000	4,369,512,000
Number of shares Issued		914,752,000	914,752,000	951,442,000
Number of shares In treasury		11,649,262	13,817,747
Eleventh series class XI preferred stock
Class of Stock [Line Items]
Aggregate amount	[1]	¥ 914,752	¥ 914,752	¥ 914,752
Number of shares Authorized	[1]	914,752,000	914,752,000	1,369,512,000
Number of shares Issued	[1]	914,752,000	914,752,000	914,752,000
Liquidation value per share	[1]	¥ 1,000	¥ 1,000	¥ 1,000
Convertible or not	[1]	Yes	Yes	Yes
Class XII preferred stock
Class of Stock [Line Items]
Number of shares Authorized				1,500,000,000
Convertible or not				-
Thirteenth series class XIII preferred stock
Class of Stock [Line Items]
Aggregate amount				¥ 36,690
Number of shares Authorized			36,690,000	1,500,000,000
Number of shares Issued				36,690,000
Liquidation value per share				¥ 1,000
Convertible or not			-	No
First series class XIV preferred stock
Class of Stock [Line Items]
Number of shares Authorized	[2]	900,000,000	900,000,000
Convertible or not	[2]	-	-
Second series class XIV preferred stock
Class of Stock [Line Items]
Number of shares Authorized	[2]	900,000,000	900,000,000
Convertible or not	[2]	-	-
Third series class XIV preferred stock
Class of Stock [Line Items]
Number of shares Authorized	[2]	900,000,000	900,000,000
Convertible or not	[2]	-	-
Fourth series class XIV preferred stock
Class of Stock [Line Items]
Number of shares Authorized	[2]	900,000,000	900,000,000
Convertible or not	[2]	-	-
First series class XV preferred stock
Class of Stock [Line Items]
Number of shares Authorized	[3]	900,000,000	900,000,000
Convertible or not	[3]	-	-
Second series class XV preferred stock
Class of Stock [Line Items]
Number of shares Authorized	[3]	900,000,000	900,000,000
Convertible or not	[3]	-	-
Third series class XV preferred stock
Class of Stock [Line Items]
Number of shares Authorized	[3]	900,000,000	900,000,000
Convertible or not	[3]	-	-
Fourth series class XV preferred stock
Class of Stock [Line Items]
Number of shares Authorized	[3]	900,000,000	900,000,000
Convertible or not	[3]	-	-
First series class XVI preferred stock
Class of Stock [Line Items]
Number of shares Authorized	[4]	1,500,000,000	1,500,000,000
Convertible or not	[4]	-	-
Second series class XVI preferred stock
Class of Stock [Line Items]
Number of shares Authorized	[4]	1,500,000,000	1,500,000,000
Convertible or not	[4]	-	-
Third series class XVI preferred stock
Class of Stock [Line Items]
Number of shares Authorized	[4]	1,500,000,000	1,500,000,000
Convertible or not	[4]	-	-
Fourth series class XVI preferred stock
Class of Stock [Line Items]
Number of shares Authorized	[4]	1,500,000,000	1,500,000,000
Convertible or not	[4]	-	-
Preferred stock
Class of Stock [Line Items]
Number of shares In treasury		701,631,100	602,100,700	574,087,800
Preferred stock | Eleventh series class XI preferred stock
Class of Stock [Line Items]
Number of shares In treasury	[1]	701,631,100	602,100,700	574,087,800

[1]	The aggregate amount and number of issued shares include the preferred stock in treasury which has been converted to common stock but not yet cancelled.
[2]	The total number of authorized shares from first to fourth series class XIV preferred stock shall not exceed 900,000,000.
[3]	The total number of authorized shares from first to fourth series class XV preferred stock shall not exceed 900,000,000.
[4]	The total number of authorized shares from first to fourth series class XVI preferred stock shall not exceed 1,500,000,000.